Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities- Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Gross unrealized gains on the marketable securities	$ 123.4	$ 15.7
Gross unrealized Losses on the marketable securities	123.4
Continuous Unrealized Loss Position	87.3
Prepaid Expenses and Other Current Assets [Member]
Debt Securities, Available-for-sale [Line Items]
Interest receivable	15.6	15.3
Marketable securites [Member]
Debt Securities, Available-for-sale [Line Items]
Gross unrealized gains on the marketable securities	$ 0.1	$ 14.2